PROPERTY AND EQUIPMENT	12 Months Ended
Oct. 31, 2021
PROPERTY AND EQUIPMENT
NOTE 3 - PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at October 31, 2021 and 2020:

	2021	2020
Property and equipment	$102,208	$95,084
Less: accumulation depreciation	(91,794)	(82,919)
Net property and equipment	$10,414	$12,165

Depreciation expense totaled $2,624 and $2,455 for the years ended October 31, 2021 and 2020, respectively.